Note 16 - Stock-based Compensation Plans (Details) - Summary of CRSU Plan Activity - shares	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Summary of CRSU Plan Activity [Abstract]
Number of Units Outstanding	113,856	152,794
Weighted-Average Remaining Contractual Life (years)	1 year 219 days	1 year 6 months
Non-vested at January 31, 2016	100,749
Non-vested at January 31, 2016	1 year 219 days
Number of Units Granted	72,817	68,439
Number of Units Vested and Settled in Cash	(85,924)	(106,910)
Forfeited		(467)
Number of Units Outstanding	100,749	113,856